Regulatory Matters (Components Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets	$ 1,720	$ 1,775	$ 1,691
Carrying Amount, Regulatory Liabilities	2,786	2,793	2,697
Net regulatory assets (liabilities)	$ (1,066)	$ (1,018)	(1,006)
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related assets	Lives of related assets
Carrying Amount, Regulatory Liabilities	$ 1,199	$ 1,178	1,023
Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Primarily over lives of related assets	Primarily over lives of related assets
Carrying Amount, Regulatory Liabilities	$ 1,557	$ 1,574	1,571
Over-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less	1 year or less
Carrying Amount, Regulatory Liabilities	$ 14	$ 30	89
Other Regulatory Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various	Various
Carrying Amount, Regulatory Liabilities	$ 16	$ 11	14
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Carrying Amount, Regulatory Assets	$ 615	$ 623	648
Employee Retirement Costs Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	8 years	8 years
Carrying Amount, Regulatory Assets	$ 253	$ 262	297
Employee Retirement Costs Incurred Since The Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Carrying Amount, Regulatory Assets	$ 76	$ 79	73
Self-Insurance Reserve (Primarily Storm Recovery Costs) Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	8 years	8 years
Carrying Amount, Regulatory Assets	$ 298	$ 309	351
Self-Insurance Reserve Incurred Since The Last Rate Review Period (Primarily Storm Related) [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Carrying Amount, Regulatory Assets	$ 221	$ 238	59
Securities Reacquisition Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related debt	Lives of related debt
Carrying Amount, Regulatory Assets	$ 27	$ 29	10
Deferred Conventional Meter And Metering Facilities Depreciation [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year	1 year
Carrying Amount, Regulatory Assets	$ 10	$ 15	36
Under-recovered AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	8 years	8 years
Carrying Amount, Regulatory Assets	$ 165	$ 170	185
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less	1 year or less
Carrying Amount, Regulatory Assets	$ 7	$ 9	7
Wholesale Distribution Substation Service [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Carrying Amount, Regulatory Assets	$ 39	$ 34	15
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various	Various
Carrying Amount, Regulatory Assets	$ 9	$ 7	$ 10